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Credit Suisse Multialternative Strategy Fund
Credit Suisse Multialternative Strategy Fund
INVESTMENT OBJECTIVE
The fund seeks positive absolute returns.
FEES AND FUND EXPENSES

The accompanying tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Credit Suisse Funds. More information about these and other discounts is available from your financial representative and in this Prospectus on page 92 under the heading "Other Shareholder Information – Classes of Shares and Sales Charges" and on page 97 under the heading "Intermediary-Specific Sales Charge Waiver Policies," and in the fund's Statement of Additional Information ("SAI") on page 73 under the heading "Additional Purchase and Redemption Information." You may pay other fees on purchases and sales of Class I shares of the fund, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the table and examples below.

Shareholder fees (paid directly from your investment)
Shareholder Fees - Credit Suisse Multialternative Strategy Fund	Class A Shares		Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%		none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	none	[1]	none
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	none		none
[1]	Purchases of shares of $1 million or more may be subject to a 1% deferred sales charge on redemptions within 12 months of purchase.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Credit Suisse Multialternative Strategy Fund		Class A Shares	Class I Shares
Management fee		1.04%	1.04%
Distribution and service (12b-1) fee		0.25%	none
Other expenses	[1]	0.19%	0.19%
Acquired fund fees and expenses	[2]	0.05%	0.05%
Total annual fund operating expenses	[3]	1.53%	1.28%
Less: amount of fee limitations/expense reimbursements	[4]	0.38%	0.38%
Total annual fund operating expenses after fee limitations/expense reimbursements		1.15%	0.90%
[1]	The fund may invest in Credit Suisse Cayman Multialternative Strategy Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands. "Other expenses" include expenses of both the fund and the Subsidiary.
[2]	Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund's investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.
[3]	The "Total annual fund operating expenses" in the table above do not correlate to the ratio of expenses to average net assets found within the Financial Highlights section of this Prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
[4]	Credit Suisse Opportunity Funds (the "Trust") and Credit Suisse Asset Management, LLC ("Credit Suisse") have entered into a written contract limiting operating expenses to 1.10% of the fund's average daily net assets for Class A shares and 0.85% of the fund's average daily net assets for Class I shares at least through February 28, 2025. This limit excludes certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Board of Trustees). The Trust is authorized to reimburse Credit Suisse for management fees previously waived and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by Credit Suisse and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis to exceed either (i) the applicable expense limited in effect at the time such fees were waived or such expenses were paid by Credit Suisse or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before February 28, 2025.

EXAMPLE

This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

Expense Example - Credit Suisse Multialternative Strategy Fund - USD ($)	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
Class A Shares	636	948	1,281	2,222
Class I Shares	92	368	666	1,512

Expense Example No Redemption - Credit Suisse Multialternative Strategy Fund - USD ($)	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
Class A Shares	636	948	1,281	2,222
Class I Shares	92	368	666	1,512

PORTFOLIO TURNOVER

The computation of the fund's portfolio turnover rate for regulatory purposes excludes trades of derivatives and instruments with a maturity of one year or less. However, the fund expects to engage in frequent trading of derivatives, which could have tax consequences that impact shareholders, such as the realization of taxable short-term capital gains. In addition, the fund could incur transaction costs, such as commissions, when it buys and sells securities and other instruments. Transaction costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the fiscal year ended October 31, 2023, the fund's portfolio turnover rate was 375% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks positive absolute returns. It pursues its investment objective by utilizing a macro-aware investment process to allocate capital across a range of investment strategies. The fund primarily, but not exclusively, allocates to directional and/or relative value strategies that take long and/or short positions in instruments across all major asset groups.

As a component of its overall investment process, Credit Suisse may utilize certain quantitative models and methodologies to guide its investment approach or security selection although the use of such models and methodologies may vary, on a discretionary basis, based on market environments and economic trends as determined by Credit Suisse.

The fund may invest globally (including in emerging markets) and there are no geographic limits on the fund's holdings. The instruments in which the fund may invest may be U.S. dollar or non-U.S. dollar denominated. The fund may have exposure to issuers of any size or credit quality. The fund intends to engage in active and frequent trading.

The percentage of the fund's portfolio exposed to each asset class and geographic region will vary from time to time. The fund may invest in a broad range of instruments, including equities, American Depositary Receipts and Global Depositary Receipts, other mutual funds, exchange-traded funds ("ETFs"), warrants, bonds (both investment grade and below investment grade (commonly referred to as "junk bonds")), currencies, commodities, futures, exchange-traded and over-the-counter put and call options (both covered and uncovered) and total return and excess return swaps, either by investing directly in these instruments or, in the case of commodities and certain commodity-linked instruments, indirectly, by investing in the Subsidiary (as described below) that invests in such commodities and commodity-linked instruments. The fund also may invest in cash and cash equivalents. As a result of the fund's use of derivatives, the fund may hold significant amounts of high-quality, short-term securities, including U.S. Treasuries, shares of money market funds and repurchase agreements. The fund may also invest in high-yield securities to earn income, as well as to achieve its investment objective.The fund may invest in bonds of any maturity or duration.

The fund primarily will gain exposure to commodities and commodity-linked instruments through investments in the Subsidiary, a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands. The Subsidiary will invest in (long and short) commodity-linked futures and swaps, as well as certain money market instruments, including U.S. government securities, money market fund shares, repurchase agreements and other high-quality, short-term fixed income instruments. The primary purpose of the money market instruments held by the Subsidiary will be to serve as collateral for the Subsidiary's derivative positions; however, these instruments may also earn income for the Subsidiary. The Subsidiary is managed by Credit Suisse and has the same investment objective as the fund. The fund may invest up to 25% of its total assets in the Subsidiary. Investment in the Subsidiary is expected to provide the fund with commodity exposure within the limitations of the federal tax requirements that apply to the fund. Investments in other Credit Suisse Funds may provide the fund with exposure to other securities and financial instruments in addition to commodities and commodity-linked instruments.

For defensive purposes, due to abnormal market conditions or economic situations as determined by Credit Suisse, the fund may invest up to 100% of its total assets in cash or certain short-term securities. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund's principal investment strategies and might prevent the fund from achieving its goal.

The fund is "non-diversified," meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how performance of the fund's Class A shares has varied from year to year for up to 10 years. The fund's total returns prior to February 28, 2020, as reflected in the bar chart and the table, are the returns of the fund when it followed a different investment objective and different investment strategies. The table compares the fund's performance (before and after taxes) over time to that of a broad-based securities market index. Effective February 28, 2020, the ICE BofA US 3-Month Treasury Bill Index replaced the Credit Suisse Hedge Fund Index as the broad-based securities market index against which the fund measures its performance. The after-tax returns are shown for Class A shares only. The after-tax returns of other classes will vary. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund's website (www.credit-suisse.com/us/funds) or by calling Credit Suisse Funds at 877-870-2874.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Year-By-Year Total Returns Year Ended 12/31

Best quarter: 4.69% (Q1, 2021) Worst quarter: -3.82% (Q4, 2018) Inception date: 3/30/12
AVERAGE ANNUAL TOTAL RETURNS PERIOD ENDED 12/31/23:
Average Annual Returns - Credit Suisse Multialternative Strategy Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A Shares	(3.60%)	4.06%	2.40%
Class I Shares	1.95%	5.48%	3.21%
After Taxes on Distributions | Class A Shares	(4.62%)	1.56%	0.72%
After Taxes on Distributions and Sale of Fund Shares | Class A Shares	(2.11%)	2.02%	1.10%
ICE BOFA US 3-MONTH TREASURY BILL INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	5.01%	1.88%	1.25%

◼  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").